LONG-TERM DEBT - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 20,000
2020	0
2021	0
2022	111,335
2023	0
Thereafter	690,000
Long-term debt (before deferred financing costs and discounts)	821,335
Less: deferred financing costs and discounts	17,195
Long-term debt, net	$ 804,140	$ 706,225